Post balance sheet events (Details) - Redemption of borrowings - Additional Tier 1 notes	Jul. 02, 2025 GBP (£)
Post balance sheet events
Additional Tier 1 capital notes called	£ 1,150,000,000
Interest rate	8.00%
Redemption of notes, impact on CET 1 ratio	(0.05%)